ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued expenses and other current liabilities	$ 33,584	$ 23,576
Accrued Expenses and Other Current Liabilities [Member]
Government authorities	5,682	3,839
Accrued expenses	12,236	8,771
Unrecognized tax benefits	2,805	3,870
Lease liabilities, current	7,857	6,974
Hedging transaction liabilities	$ 5,004	$ 122